Impairment (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of impairment

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m	Half-year to 31 Dec 2024 £m

Loans and advances to banks	–	(5)	(2)
Loans and advances to customers	492	161	346
Debt securities	–	(3)	(3)
Financial assets held at amortised cost	492	153	341
Financial assets at fair value through other comprehensive income	–	(2)	(1)
Other assets	(1)	(8)	(1)
Loan commitments and financial guarantees	(49)	(43)	(8)
Total impairment charge (credit)	442	100	331